Other payables (Details 4) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 2,839	$ 3,300
Twenty twenty three [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections		3,036
Twenty twenty four [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	956	93
Twenty Twenty Five [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	952	93
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	931	78
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections